Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation Expense Reported as SG&A in the Statement of Consolidated Net Income (Loss)

Stock-based compensation expense is reported as SG&A in the statement of consolidated net income (loss) as follows:

Successor
Period from October 3, 2016 through December 31, 2016
Total stock-based compensation expense	$3
Income tax benefit	(1)

Stock based-compensation expense, net of tax	$2

Weighted Average Assumptions Used to Value Grant Options

The weighted average assumptions used to value grant options are detailed below:

	Stock Options (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Total outstanding at beginning of period	—	$—	—	$—
Granted	7,379	$15.81	9.81	$—
Forfeited or expired	(22)	$15.58	9.81	$—

Total outstanding at end of period	7,357	$15.81	9.81	$—
Expected to vest	7,357	$15.81	9.81	$—

Restricted Stock Units

We granted 2.165 million restricted stock units to employees in the Successor period from October 3, 2016 through December 31, 2016.

	Restricted Stock Units (in thousands)	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in millions)
Total outstanding at beginning of period	—	$—	—	$—
Granted	2,165	$15.79	2.3	$33.6
Forfeited or expired	(6)	$15.58	2.3	$(0.1)

Total outstanding at end of period	2,159	$15.79	2.3	$33.5
Expected to vest	2,159	$15.79	2.3	$33.5